As filed with the Securities and Exchange Commission on February 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

The Merger Fund
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares		Value
	COMMON STOCKS - 44.76%
		Acquisition Corporations - 4.51%
	556,000	Alternative Asset Management Acquisition Corp. (a)	$5,137,440
	300,000	BPW Acquisition Corp. (a) (b)	2,703,000
	488,000	GHL Acquisition Corp. (a) (c)	4,392,000
	826,200	Liberty Acquisition Holdings Corp. (a) (e)	6,849,198
	648,200	Liberty International Acquisition Company (a) (c)	7,451,507
	2,196,600	Sapphire Industrials Corp. (a) (d)	20,219,703
	676,100	Triplecrown Acquisition Corp. (a)	6,118,705
	489,000	Victory Acquisition Corporation (a) (b)	4,743,300
			57,614,853
		Biotechnology - 3.63%
	559,200	Genentech, Inc. (a) (d)	46,363,272
		Communications Equipment - 0.39%
	2,109,566	3Com Corporation (a) (e)	4,809,811
	1,324,935	Nextwave Wireless Inc. (a)	119,244
			4,929,055
		Diversified Chemicals - 1.09%
	4,058,134	Huntsman Corporation (c)	13,959,981
		Home Entertainment Software - 0.59%
	999,930	Take-Two Interactive Software, Inc. (c)	7,559,471
		Independent Power Producers & Energy Traders - 2.45%
	1,249,056	Constellation Energy Group Inc. (d)	31,338,815
		Industrial Machinery - 0.10%
	150,000	Mueller Water Products, Inc. - Class B (d)	1,266,000
		Integrated Oil & Gas - 0.03%
	35,493	Origin Energy Limited	398,900
		Integrated Telecommunication Services - 8.18%
	2,294,200	BCE Inc. (d)	46,701,698
	1,608,200	Embarq Corporation (e)	57,830,872
			104,532,570
		Investment Banking & Brokerage - 2.21%
	2,419,212	Merrill Lynch & Co., Inc. (d)	28,159,628
		Life & Health Insurance - 4.57%
	1,118,959	Nationwide Financial Services, Inc. (e)	58,420,849
		Multi-Utilities - 3.92%
	1,835,373	Puget Energy, Inc. (d)	50,050,622
		Oil & Gas Exploration & Production - 0.58%
	159,900	EnCana Corporation	7,432,152
		Oil & Gas Drilling - 0.00%
	4	Precision Drilling Trust	33
		Soft Drinks - 0.12%
	241,600	Coca-Cola Amatil Ltd. (e)	1,547,994
		Specialty Chemicals - 6.46%
	1,334,491	Rohm and Haas Company (e)	82,458,199
		Thrifts & Mortgage Finance - 0.23%
	974,100	Sovereign Bancorp, Inc. (a)	2,902,818
		Tobacco - 4.54%
	836,400	UST Inc. (e)	58,029,432
		Wireless Telecommunication Services - 1.16%
	1,842,700	Centennial Communications Corp. (a) (c)	14,852,162
		TOTAL COMMON STOCKS (Cost $623,051,584)	571,816,806

	CONVERTIBLE PREFERRED STOCKS - 0.65%
	18,230	SLM Corpotation Series C (c) (f)	8,294,650
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,805,957)	8,294,650

	MUTUAL FUNDS - 0.07%
	106,350	Eaton Vance Floating Rate Income Trust	852,927
		TOTAL MUTUAL FUNDS (Cost $848,147)	852,927

	Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 0.79%
		Energy Select Sector SPDR Fund
	1,220	Expiration: January, 2009, Exercise Price: $50.00	402,600
		iShares Nasdaq Biotech
	633	Expiration: January, 2009, Exercise Price: $75.00	313,335
		KBW Insurance ETF
	1,210	Expiration: January, 2009, Exercise Price: $31.00	465,850
		Materials Select Sector SPDR Trust
	5,239	Expiration: March, 2009, Exercise Price: $28.00	2,960,035
		SPDR Trust Series 1
	3,100	Expiration: January, 2009, Exercise Price: $90.00	920,700
	1,489	Expiration: January, 2009, Exercise Price: $94.00	804,060
		Telecom HOLDRS Trust
	5,921	Expiration: February, 2009, Exercise Price: $30.00	3,315,760
		U.S. Natural Gas Fund
	797	Expiration: January, 2009, Exercise Price: $28.00	390,530
		Utilities Select Sector SPDR Fund
	1,810	Expiration: January, 2009, Exercise Price: $32.00	537,570
		TOTAL PURCHASED PUT OPTIONS (Cost $12,189,587)	10,110,440

	ESCROW NOTES - 0.15%
	468,600	Telecorp PCS (a) (f)	4,686
	4,472,698	Price Communications Liquidating Trust (a) (f)	1,923,260
		TOTAL ESCROW NOTES (Cost $1,923,260)	1,927,946

	Principal
	Amount
	SHORT-TERM INVESTMENTS - 19.55%
		Commercial Paper - 3.13%
		HSBC Finance Commercial Paper
	$40,000,000	0.203%, 01/05/2009 (g)	39,999,111
		Money Markets - 9.80%
	41,720,692	First American Government Obligations Fund (b)	41,720,692
	41,720,691	First American Prime Obligations Fund (b)	41,720,691
	41,720,691	First American Treasury Obligations Fund	41,720,691
			125,162,074
		Variable Rate Demand Notes - 6.62%
	40,836,765	American Family Financial Services, Inc., 0.000% (b) (h)	40,836,765
	41,720,688	U.S. Bank, 0.1175% (h)	41,720,688
	1,965,116	Wisconsin Corporate Central Credit Union, 0.000% (b) (h)	1,965,116
			84,522,569
		TOTAL SHORT-TERM INVESTMENTS (Cost $249,683,754)	249,683,754
		TOTAL INVESTMENTS (Cost $908,502,289) (i) - 65.97%	$842,686,523

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for foreign currency exchange contracts.
(f)	Fair-valued security.
(g)	Rate shown is the calculated yield to maturity.
(h)	The coupon rate shown on variable rate securities represents the rate at December 31, 2008.
(i)	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:
	Cost of investments		$940,870,709
	Gross unrealized appreciation		27,783,517
	Gross unrealized depreciation		(125,967,703)
	Net unrealized depreciation		$(98,184,186)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal
	year's federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

(j)	FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities (long and short), options (purchased and written) and mutual funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include demand notes, equity swaps and forward currency exchange contracts.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include convertible preferred stocks and escrow notes that are fair valued by the Fund.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each the Fund as of December 31, 2008. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Securities Sold Short and Written Options Contracts	Other Financial Instruments
Level 1 - Quoted prices	$ 707,942,247	$ 132,851,756	$ -
Level 2 - Other significant observable inputs	124,521,680	-	(6,731,625)
Level 3 - Significant unobservable inputs	10,222,596	-	-
Total	$ 842,686,523	$ 132,851,756	$ (6,731,625)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 9/30/08	$ 13,746,820
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(3,524,224)
Net purchases (sales)	-
Transfers in and / or out of Level 3	-
Balance as of 12/31/08	$ 10,222,596

The Merger Fund
Schedule of Securities Sold Short
December 31, 2008 (Unaudited)

Shares		Value
312,107	Banco Santander SA - ADR	$2,961,895
2,079,601	Bank of America Corporation	29,280,782
2,203,362	CenturyTel, Inc.	60,217,884
150,000	Mueller Water Products, Inc.	1,260,000
652,290	SLM Corporation	5,805,381
241,700	TELUS Corp.	7,277,431
880,036	Thomson Reuters Corporation	24,851,425
	TOTAL SECURITIES SOLD SHORT (Proceeds $147,872,050)	$131,654,798

ADR - American Depository Receipt

The Merger Fund
Schedule of Options Written
December 31, 2008 (Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	BCE Inc.
1,453	Expiration: January, 2009, Exercise Price: $17.50	$479,490
	Constellation Energy Group Inc.
2,450	Expiration: January, 2009, Exercise Price: $25.00	232,750
500	Expiration: January, 2009, Exercise Price: $22.50	151,250
		863,490
PUT OPTIONS
	SPDR Trust Series 1
5,652	Expiration: January, 2009, Exercise Price: $81.00	333,468
	TOTAL OPTIONS WRITTEN (Premiums received $2,225,750)	$1,196,958

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title) /s/ Frederick W. Green
                                                                 Frederick W. Green, President

Date 2/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick W. Green
                                                                   Frederick W. Green, President

Date 2/24/2009

By (Signature and Title)* /s/ Bonnie L. Smith
                                                                   Bonnie L. Smith, Treasurer

Date 2/20/2009

* Print the name and title of each signing officer under his or her signature.